UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	4/30/2005

Date of reporting period:	10/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Municipal Bond Fund/

High Income Series & Insured Series

OCTOBER 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Municipal Bond

OBJECTIVE

High Income Series: Maximum amount of income that is eligible for exclusion from federal income taxes.

Insured Series: Maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

December 15, 2004

We hope that you find the semiannual report for the Dryden Municipal Bond Fund/High Income Series & Insured Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Bond Fund/High Income Series & Insured Series

Dryden Municipal Bond Fund	1

Your Series’ Performance

High Income Series

Series objective

The investment objective of the Dryden Municipal Bond Fund/High Income Series (the Series) is to seek the maximum amount of income that is eligible for exclusion from federal income taxes. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 10/31/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	4.83%	6.94%	28.83%	77.36% (76.67)	143.89% (142.22)
Class B	4.70	6.75	27.34	72.06 (71.38)	198.80 (191.20)
Class C	4.57	6.49	25.76	67.85 (67.19)	63.98 (63.34)
Class Z	4.96	7.24	30.35	N/A	53.04 (52.74)
LB Muni Bond Index[3]	4.79	6.03	41.49	97.71	***
LB Non-Investment-Grade Muni Bond Index[4,5]	5.09	9.86	36.17	—	****
Lipper HY Muni Debt Funds Avg.[6]	4.13	6.50	29.50	72.71	*****

Average Annual Total Returns[1] as of 9/30/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		2.09%	3.92%	5.27% (5.23)	5.91% (5.86)
Class B		1.06	4.35	5.37 (5.33)	6.59 (6.42)
Class C		4.80	4.25	5.11 (5.07)	4.91 (4.87)
Class Z		6.64	5.04	N/A	5.34 (5.31)
LB Muni Bond Index[3]		4.60	6.77	6.77	***
LB Non-Investment-Grade Muni Bond Index[4,5]		10.43	5.72	—	****
Lipper HY Muni Debt Funds Avg.[6]		5.93	4.74	5.30	*****

Distribution and Yields[1] as of 10/31/04
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[7] at Tax Rates of
			33%	35%
Class A	$0.26	4.35%	6.49%	6.69%
Class B	$0.24	4.28	6.39	6.58
Class C	$0.23	4.03	6.01	6.20
Class Z	$0.27	4.79	7.15	7.37

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class C, 8/1/94; and Class Z, 9/16/96.

3The Lehman Brothers (LB) Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lehman Brothers (LB) Non-Investment-Grade Municipal (Muni) Bond Index is an unmanaged index of non-rated or Ba1 below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also have a dated date after December 31, 1990, and must be at least one year from their maturity date.

5The inception date of the LB Non-Investment-Grade Muni Bond Index is October 1995.

6The Lipper High Yield (HY) Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

7Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Indexes and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***LB Muni Bond Index Closest Month-End to Inception cumulative total returns as of 10/31/04 are 175.95% for Class A, 250.17% for Class B, 92.01% for Class C, and 64.72% for Class Z. LB Muni Bond Index Closest Month-End to Inception average annual total returns as of 9/30/04 are 7.10% for Class A, 7.60% for Class B, 6.54% for Class C, and 6.32% for Class Z.

****LB Non-Investment-Grade Muni Bond Index Closest Month-End to Inception cumulative total return as of 10/31/04 is 63.52% for Class Z. LB Non-Investment-Grade Muni Bond Index Closest Month-End to Inception average annual total return as of 9/30/04 is 6.19% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 10/31/04 are 141.00% for Class A, 201.58% for Class B, 67.98% for Class C, and 46.33% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/04 are 6.08% for Class A, 6.62% for Class B, 5.08% for Class C, and 4.71% for Class Z.

Dryden Municipal Bond Fund	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 10/31/04
Memphis (TN) Ctr. City Rev. Fin. Corp., 6.50%, 09/01/08	3.9%
New Jersey (NJ) St. Econ. Dev. Auth. Rev., 9.25%, 01/01/25	1.8
New York (NY) City Trans. Fin. Auth. Rev., 5.50%, 11/01/20	1.5
City of Cedar Rapids (IA) Rev., 9.00%, 07/01/18	1.4
Foothill/Eastern (CA) Trans. Corr. Agcy., Zero Coupon, 01/15/28	1.4

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 10/31/04
Aaa	27.2%
Aa	5.4
A	8.3
Baa	17.1
Ba	7.4
B	2.8
Caa	1.8
NR	29.3
Total investments	99.3
Other assets in excess of liabilities	0.7
Net Assets	100.0%

Source: Moody’s rating, defaulting to S&P when not rated.

Credit quality is subject to change.

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Your Series’ Performance

Insured Series

Series objective

The investment objective of the Dryden Municipal Bond Fund/Insured Series (the Series) is to seek the maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 10/31/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	4.56%	4.26%	37.25%	83.87%	149.97%
Class B	4.52	4.07	35.64	78.33	197.99
Class C	4.39	3.81	33.98	73.98	68.47
Class Z	4.70	4.55	38.87	N/A	58.15
Lehman Muni Bond Index[3]	4.79	6.03	41.49	97.71	***
Lipper Insured Muni Debt Funds Avg.[4]	4.55	4.93	36.38	81.76	****

Average Annual Total Returns[1] as of 9/30/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–1.30%	5.27%	5.60%	6.09%
Class B		–2.29	5.71	5.71	6.57
Class C		1.32	5.61	5.45	5.19
Class Z		3.09	6.41	N/A	5.78
Lehman Muni Bond Index[3]		4.60	6.77	6.77	***
Lipper Insured Muni Debt Funds Avg.[4]		3.41	5.92	5.84	****

Distribution and Yields[1] as of 10/31/04
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[5] at Tax Rates of
			33%	35%
Class A	$0.21	2.56%	3.82%	3.94%
Class B	$0.19	2.42	3.61	3.72
Class C	$0.18	2.17	3.24	3.34
Class Z	$0.22	2.92	4.36	4.49

Dryden Municipal Bond Fund	5

Your Series’ Performance (continued)

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class C, 8/1/94; and Class Z, 9/16/96.

3The Lehman Brothers (Lehman) Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper Insured Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Insured Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues insured as to timely payment.

5Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the LB Muni Bond Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Muni Bond Index Closest Month-End to Inception cumulative total returns as of 10/31/04 are 185.15% for Class A, N/A for Class B, 95.90% for Class C, and 67.58% for Class Z. Lehman Muni Bond Index Closest Month-End to Inception average annual total returns as of 9/30/04 are 7.34% for Class A, N/A for Class B, 6.74% for Class C, and 6.54% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 10/31/04 are 148.32% for Class A, 216.86% for Class B, 75.53% for Class C, and 52.05% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/04 are 6.33% for Class A, 6.95% for Class B, 5.59% for Class C, and 5.26% for Class Z.

Five Largest Issues expressed as a percentage of net assets as of 10/31/04
Hawaii (HI) Dept. Budget & Fin., 6.20%, 11/01/29	2.8%
Metro. (NY) Trans. Auth. NY Svc. Contract, 5.50%, 07/01/23	2.5
Colorado (CO) Dept. Trans. Rev., 5.00%, 12/15/16	2.4
California (CA) St., 5.25%, 02/01/27	2.3
Los Angeles (CA) Unif. Sch. Dist. Cert. Part., 5.00%, 10/01/31	2.1

Issues are subject to change.

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Credit Quality expressed as a percentage of net assets as of 10/31/04
Aaa	92.5%
Aa	3.2
A	3.0
Total investments	98.7
Other assets in excess of liabilities	1.3
Net Assets	100.00%

Source: Moody’s rating, defaulting to S&P when not rated.

Credit quality is subject to change.

Dryden Municipal Bond Fund	7

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2004, at the beginning of the period, and held through the six-month period ended October 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not

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be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Bond Fund/High Income Series		Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000	$1,048	0.87%	$4.49
	Hypothetical	$1,000	$1,021	0.87%	$4.43

Class B	Actual	$1,000	$1,047	1.12%	$5.78
	Hypothetical	$1,000	$1,020	1.12%	$5.70

Class C	Actual	$1,000	$1,046	1.37%	$7.07
	Hypothetical	$1,000	$1,018	1.37%	$6.97

Class Z	Actual	$1,000	$1,050	0.62%	$3.20
	Hypothetical	$1,000	$1,022	0.62%	$3.16

Dryden Municipal Bond Fund	9

Fees and Expenses (continued)

Dryden Municipal Bond Fund/ Insured Series		Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000	$1,046	0.90%	$4.64
	Hypothetical	$1,000	$1,021	0.90%	$4.58

Class B	Actual	$1,000	$1,045	1.15%	$5.93
	Hypothetical	$1,000	$1,019	1.15%	$5.85

Class C	Actual	$1,000	$1,044	1.40%	$7.21
	Hypothetical	$1,000	$1,018	1.40%	$7.12

Class Z	Actual	$1,000	$1,047	0.65%	$3.35
	Hypothetical	$1,000	$1,022	0.65%	$3.31

* Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2004, and divided by the 365 days in the Series’ year ended October 31, 2004 (to reflect the six-month period).

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Portfolio of Investments

as of October 31, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 99.2%

Alabama 0.3%
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser, Ser. A	BBB(b)	6.125%	12/01/24	$1,000	$1,078,280
Ser. B, A.M.T.	BBB(b)	6.375	12/01/24	1,000	1,081,180

					2,159,460

Alaska 0.5%
Northern Tobacco Secur. Corp., Asset Bkd. Bonds	Baa3	6.50	6/01/31	3,500	3,301,865

Arizona 1.1%
Coconino Cnty. Poll. Ctrl.
Corp. Rev. Tuscon Elec. Pwr., Navajo, Ser. A, A.M.T.	Ba3	7.125	10/01/32	5,000	5,231,150
Ser. B	Ba3	7.00	10/01/32	1,700	1,773,627

					7,004,777

Arkansas 0.2%
University Revs., Constr., UMAS Campus, Ser. B, M.B.I.A.	Aaa	5.00	11/01/28	1,500	1,551,840

California 12.1%
Antelope Valley California Hlthcare. Dis. Rfdg., Ser. A,	Aaa	5.20	1/01/17	1,005	1,092,877
California St., G.O.	Aaa	5.25	2/01/27	4,905	5,201,115
California St. Pub. Wks. Brd.
Lease Rev., Dept. Mental Hlth., Coalinga, Ser. A	Baa1	5.50	6/01/19	2,000	2,235,220
Dept. Mental Hlth., Coalinga, Ser. A	Baa1	5.50	6/01/20	2,000	2,221,760
Dept. Mental Hlth., Coalinga, Ser. A	Baa1	5.50	6/01/22	2,000	2,196,780
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. G	A(b)	2.30	4/01/34	3,400	3,396,532

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	11

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Capistrano Uni. Sch. Dist.
Cmnty. Facs., Talega	NR	6.00%	9/01/33	$1,000	$1,027,500
Central California Joint Pwr. Hlth. Fin. Auth., Cmnty. Hosps. of Central California, C.O.P.	Baa2	6.00	2/01/30	2,550	2,633,487
Foothill/Eastern Trans.
Corridor Agcy. Toll Rd. Rev., C.A.B.S.	Baa3	Zero	1/15/28	11,700	9,202,869
Golden St. Securitization
Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B	Baa1	5.75	6/01/23	3,940	4,153,390
Asset Bkd., Ser. B	Baa1	5.50	6/01/43	3,500	3,688,265
La Quinta Fin. Auth. Local
Agcy. Rev., Ser. A, A.M.B.A.C.	Aaa	5.25	9/01/24	3,500	3,787,630
Lincoln Impvt. Bond Act
1915, Pub. Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	3,565	3,770,700
Los Angeles Cmnty. Redev.
Agcy. Cmnty. Redev. Fin. Auth. Rev., Bunker Hill Proj., Ser. A, F.S.A.	Aaa	5.00	12/01/22	2,500	2,665,125
Los Angeles Wtr. & Pwr.
Rev. Pwr. Sys.,
Ser. B, F.S.A.	Aaa	5.125	7/01/15	1,000	1,112,680
Ser. B, F.S.A.	Aaa	5.125	7/01/16	1,000	1,107,190
Ser. B, F.S.A.	Aaa	5.125	7/01/17	2,100	2,311,974
Ser. B, F.S.A.	Aaa	5.125	7/01/18	1,555	1,702,321
Murrieta Cmnty. Facs. Dist.
Spl. Tax, No. 2, The Oaks Impt. Area, Ser. A	NR	5.90	9/01/27	1,000	1,023,130
Orange Cnty. Cmnty. Loc.
Trans. Auth., Reg. Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.20	2/14/11	7,000	8,144,430
Perris California Cmnty.
Facs. Dist., Spec. Tax, No. 01-2, Ser. A	NR	6.25	9/01/23	3,000	3,099,840
Rancho Cordova Cmnty. Facs. Dist.,
Spec. Tax No. 2003-1, Sunridge Anatolia	NR	6.00	9/01/33	1,000	1,019,910
Spec. Tax No. 2003-1, Sunridge Anatolia	NR	6.10	9/01/37	2,000	2,047,480

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Roseville Joint Union H.S.
Dist., Ser. B, F.G.I.C.	Aaa	Zero	8/01/11	$1,440		$1,129,694
Saugus Uni. Sch. Dist. Cmnty. Facs.	NR	6.00%	9/01/33	1,800		1,824,462
Stockton Redev. Agcy. Rev.,
Stockton Events Ctr., Arena Proj., F.G.I.C.	Aaa	5.00	9/01/36	1,250		1,277,213
University Revs.,
Hosp. UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.50	5/15/23	1,330		1,469,424
Res. Facs., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18	2,115		2,291,095
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	3,500		3,642,765

						80,476,858

Colorado 2.8%
Black Hawk Bus. Impvt. Dist.	NR	7.75	12/01/19	5,285	(d)	6,556,254
Colorado Springs Hosp. Rev.	A3	6.375	12/15/30	1,240	(d)	1,474,435
Colorado Springs Hosp. Rev., Unrfdg.	A3	6.375	12/15/30	1,260		1,357,625
Denver Urban Ren. Auth. Tax, Inc., Rev.	NR	7.75	9/01/16	4,000		4,223,480
Lake Creek Affordable Hsg. Corp. Multi-Fam. Rev., Ser. B	NR	7.00	12/01/23	960		869,347
Superior Metro. Dist. No. 1, Wtr. & Swr. Rev.	NR	8.50	12/01/13	4,145	(d)	4,246,345

						18,727,486

Connecticut 0.9%
Connecticut St., 1060 R, G.O.,
R.I.T.E.S.	AAA(b)	8.721	11/15/09	5,000		5,769,400

District of Columbia 0.5%
District of Columbia Rev.,
Univ., George Washington
Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	3,000		3,083,430

Florida 4.5%
Arbor Greene Cmnty. Dev. Dist., Spec. Assmt. Rev.	NR	6.50	5/01/07	105		106,825
Broward Cnty. Res. Recov. Rev., Rfdg. Wheelabrator, Ser. A	A3	5.50	12/01/08	4,000		4,405,160
Escambia Cnty. Hlth. Fac. Rev., Hlthcare. Fac., A.M.B.A.C.	Aaa	5.95	7/01/20	500		512,340

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	13

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida Hsg. Fin. Corp. Rev., Westchase Apts., Ser. B, A.M.T.	NR	6.61%	7/01/38	$3,895	$3,378,601
Florida St. Corr.
Privatization Cmnty. Cert. Partner,
Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/17	1,660	1,813,932
Ser. B, C.O.P., A.M.B.A.C.	Aaa	5.00	8/01/14	2,020	2,251,512
Hillsborough Cnty. Ind. Dev.
Auth. Rev., Lakeshore Villas Proj., Ser. A	NR	6.75	7/01/29	4,000	3,608,760
North Springs Impvt. Dist. Wtr. Mgmt., Ser. B	NR	8.30	5/01/24	1,550	1,584,255
Oakstead Cmnty. Dev. Dist., Cap. Impvt., Ser. B	NR	6.50	5/01/07	585	589,417
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.	Aa1	6.75	10/01/17	2,000	2,517,400
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C.	Aaa	5.00	11/01/30	3,500	3,844,190
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.25	5/01/36	1,500	1,522,695
Stoneybrook West Cmnty. Dev. Dist. Spec. Assmt. Rev., Ser. B	NR	6.45	5/01/10	785	799,585
Volusia Cnty. Sch. Brd. Sales Tax Rev., F.S.A.	Aaa	5.00	10/01/10	2,500	2,780,150

					29,714,822

Georgia 0.6%
Atlanta Arpt. Facs. Rev., Rfdg., A.M.T., C.A.B.S., M.B.I.A.	Aaa	Zero	1/01/10	1,650	1,265,930
Fulton Cnty. Residential Care Facs., Canterbury Court Proj., Ser. A	NR	6.125	2/15/34	1,200	1,190,820
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa	6.15	2/01/20	1,000	1,238,990

					3,695,740

Hawaii 0.3%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	2,000	2,158,300

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Illinois 9.1%
Cary Illinois Spec. Tax Spec. Svcs.,
Area No. 1, Cambridge, Ser. A	NR	7.625%	3/01/30	$3,855		$4,187,802
Area No. 2, Foxford Hill	NR	7.50	3/01/30	4,857		5,237,400
Chicago Illinios Proj. & Rfdg., F.G.I.C.	Aaa	5.25	1/01/28	4,375		4,572,969
Gilberts Illinois Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj.	NR	7.75	3/01/27	5,000		5,451,950
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advnmt. Fdg. Univ. Ctr. Proj.	Baa2	6.25	5/01/30	2,000		2,092,520
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000		5,131,350
Illinois Hlth. Facs. Auth.
Rev., Lake Forest Hosp., Ser. A	A3	6.25	7/01/22	4,200		4,632,012
Midwest Physician Grp. Ltd., Proj.	BB+(b)	8.10	11/15/14	2,550	(d)	2,600,872
Proj.	BB+(b)	8.125	11/15/19	3,285	(d)	3,359,537
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/11	3,360		2,609,645
McLean & Woodford Cntys. Cmnty. Unit Sch. Dist. No. 005, G.O., F.S.A.	Aaa	5.625	12/01/17	4,535		5,156,567
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion,
Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	12/15/34	5,000		1,027,950
Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	6,000		6,261,780
Robbins Illinois Res. Recov. Rev. Restruct. Proj.,
Ser. A, A.M.T.	NR	8.375	10/15/16	5,031	(c)	2,214
Ser. B, A.M.T.	NR	8.375	10/15/16	1,969	(c)	866
Round Lake Rev.	NR	6.70	3/01/33	1,000		1,040,740
Schaumburg, Ser. B, G.O., F.G.I.C.	Aaa	5.00	12/01/38	5,000		5,094,650
Winnebago Cnty. Hsg. Auth. Park Tower Assoc., Sec. 8	NR	8.125	1/01/11	2,439		2,445,258

						60,906,082

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	15

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Indiana 0.4%
Indiana Hlth. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind., Ser. A	BBB-(b)	6.00%	3/01/34	$3,000		$2,979,240

Iowa 3.0%
City of Cedar Rapids Rev. First Mtge.,
Cottage Grove Place Proj.	AAA(b)	9.00	7/01/18	8,780	(d)	9,358,075
Cottage Grove Place Proj.	AAA(b)	9.00	7/01/25	4,435	(d)	4,733,919
Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj.	NR	9.25	7/01/25	4,840		5,869,613

						19,961,607

Louisiana 1.3%
Calcasieu Parish Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Baa3	6.625	2/01/16	3,500		3,731,035
West Feliciana Parish Poll. Ctrl. Rev., Gulf St. Util.	Ba1	7.70	12/01/14	5,000		5,126,000

						8,857,035

Maine 0.6%
Maine Hlth. & Higher Edl. Facs. Auth. Rev. Piper Shores,
Ser. A	NR	7.50	1/01/19	1,000		1,080,700
Ser. A	NR	7.55	1/01/29	3,000		3,227,220

						4,307,920

Maryland 2.0%
Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj.	AAA(b)	7.10	7/01/29	3,000	(d)	3,623,070
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.	A3	6.75	7/01/30	5,000		5,644,300
Northeast Wste. Disp. Auth. Rev.,
Sludge Corp. Facs.	NR	7.25	7/01/07	1,527		1,622,071
Sludge Corp. Facs., A.M.T.	NR	8.50	7/01/07	2,070		2,266,567

						13,156,008

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Massachusetts 2.8%
Massachusetts St., Cons. Ln., G.O., Ser. C	Aa2	5.25%	11/01/30	$1,495	(d)	$1,681,501
Massachusetts St. Coll. Bldg., Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50	5/01/14	1,750		2,267,108
Massachusetts St. Dev. Fin. Agcy. Rev., Hlthcare. Fac., Alliance, Ser. A	NR	7.10	7/01/32	4,055		3,944,542
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev. Caritas Christi Oblig. Group, Rfdg.,
Ser. A	Baa3	5.75	7/01/28	2,000		2,006,500
Ser. B	Baa3	6.75	7/01/16	3,595		4,014,896
Massachusetts St. Wtr. Poll. Abatement Trust, Pool Proj., Ser. 9	Aaa	5.25	8/01/33	2,500		2,630,575
Nantucket,
G.O., M.B.I.A.	Aaa	3.375	10/01/15	1,205		1,179,068
G.O., M.B.I.A.	Aaa	3.50	10/01/16	1,200		1,175,868

						18,900,058

Michigan 1.1%
Kalamazoo Michigan Hosp. Fin. Auth. Hosp. Fac. Rev., E.T.M.	Aaa	8.508(f)	6/01/11	2,000		2,089,080
Michigan St. Hosp. Fin. Auth. Rev.,
Pontiac Osteopathic, Ser. A	Baa3	6.00	2/01/14	3,045		3,046,858
Rfdg., Detroit Med. Ctr., Ser. B	Baa3	5.50	8/15/23	2,630		2,166,015
Michigan St. Strategic Fd. Res. Recov. Ltd. Oblig. Rev. Central Wayne Engy. Rec.,
Ser. A, A.M.T.	NR	6.90	7/01/19	1,500	(c)(h)	22,500
Ser. A, A.M.T.	NR	7.00	7/01/27	6,500	(c)(h)	97,500

						7,421,953

Minnesota 0.4%
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hltheast Proj., Ser. A	Ba2	6.625	11/01/17	2,500		2,525,850

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	17

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Nevada 2.9%
Clark Cnty. Impvt. Dist., No. 121, Southern Highlands Area	NR	7.50%	12/01/19	$4,785		$5,239,049
Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.10	8/01/18	2,000		2,062,480
Clark Cnty. Ind. Dev. Rev.,
Nevada Pwr. Co. Proj., Ser. A, A.M.T.	B-(b)	5.60	10/01/30	2,500		2,366,050
Rfdg., Nevada Pwr. Co. Proj., Ser. C	B-(b)	5.50	10/01/30	4,500		4,319,865
North Las Vegas Local Impvt., Spec. Impvt. Dist. No. 60 Aliante	NR	5.60	12/01/12	1,525		1,571,329
Spec. Impvt. Dist. No. 60 Aliante	NR	6.40	12/01/22	1,250		1,271,050
Washoe Cnty. Wtr. Fac. Rev., Sierra Pac. Pwr. Co., A.M.T.	Baa2	5.00	3/01/36	2,500		2,545,850

						19,375,673

New Hampshire 0.7%
New Hampshire Higher Edl. & Hlth. Facs. Auth. Rev., Antioch Coll.	NR	7.875	12/01/22	4,790		4,894,566

New Jersey 9.4%
Camden Cnty. Auth. Rev., Hlthcare. Redev. Cooper Proj.	Baa3	6.00	2/15/27	2,250		2,311,223
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev., A.M.B.A.C.	Aaa	5.25	1/01/23	2,100		2,302,020
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,250		1,318,462
Cigarette Tax	Baa2	5.75	6/15/34	750		769,853
Continental Airlines, Inc. Proj., A.M.T.	Caa2	6.25	9/15/29	2,500		1,810,600
Kapkowski Rd., Ser. A	Aaa	6.375	4/01/31	7,000	(d)	8,649,690
Kapkowski Rd., Ser. A, C.A.B.S., E.T.M.	Aaa	Zero	4/01/12	1,115		860,590
Rfdg. First Mtge. Franciscan Oaks Proj.	NR	5.70	10/01/17	165		159,621

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.00%	7/01/27	$5,000		$5,137,650
Raritan Bay Med. Ctr.	NR	7.25	7/01/27	4,000		4,190,400
St. Peters Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,250		2,482,178
New Jersey St. Econ. Dev. Auth. Rev., First Mtge. Fellowship Vlge. Proj., Ser. A	Aaa	9.25	1/01/25	11,500	(d)	11,874,440
New Jersey St. Edl. Facs. Auth. Rev., Felician Coll. of Lodi, Ser. D	NR	7.375	11/01/22	3,700		3,734,484
Newark Hsg. Auth., Newark Marine Terminal, M.B.I.A.	Aaa	5.00	1/01/34	5,705		5,865,253
Tobacco Settlement Fin. Corp.,
Asset Bkd.	Baa3	6.25	6/01/43	7,250		6,544,865
Asset Bkd.	Baa3	6.125	6/01/42	5,000		4,433,600

						62,444,929

New Mexico 0.4%
New Mexico Mtge. Fin. Auth., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	3.50	7/01/05	2,500		2,686,725

New York 8.0%
Brookhaven New York Ind. Dev. Agcy. Civic Facs. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.25	11/15/30	4,000	(e)	4,198,800
Metro. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	4,045		4,617,084
Metro. Trans. Auth. Svc. Contract, Ser. B, M.B.I.A.	Aaa	5.50	7/01/19	3,050		3,459,280
New York City Transitional Fin. Auth. Rev., Future Tax Sec’d.,
Ser. C	Aa2	5.50	2/15/16	2,500		2,781,850
Ser. C	Aa2	5.50	11/01/20	9,000		10,021,230
New York St. Engy. Res. & Dev. Auth. Poll. Ctrl. Rev., Cent. Hudson Gas & Elec., Ser. A, A.M.T.	Aaa	3.00	12/01/28	3,300		3,305,247
New York St. Environ. Facs. Rev. Corp., Revolving Funds, Ser. B	Aaa	5.00	6/15/27	780		803,384

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	19

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Suffolk Cnty. Ind. Dev. Agcy. Civic Facs. Rev., South Hampton Hosp. Assoc., Ser. B	NR	7.625%	1/01/30	$5,000		$5,069,000
Tobacco Settlement Fin. Corp., Asset Bkd.,
Ser. A-1	A2	5.50	6/01/14	8,000		8,722,560
Ser. C-1	A2	5.50	6/01/14	3,500		3,820,635
Ser. C-1	A2	5.50	6/01/15	6,000		6,594,600

						53,393,670

North Carolina 0.3%
North Carolina Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa3	5.125	1/01/26	2,000		2,023,160

North Dakota 0.9%
Ward Cnty. Hlthcare. Facs. Rev., Rfdg. Trinity Oblig.,
Group A	BBB+(b)	6.25	7/01/26	4,110		4,230,834
Group B	BBB+(b)	6.25	7/01/21	2,000		2,070,020

						6,300,854

Ohio 0.7%
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	3,000		3,321,510
Ohio St. Solid Wste. Rev.,
CSC Ltd. Proj., A.M.T.	NR	8.50	8/01/22	7,000	(c)	0
Rep. Eng. Steels, Inc., A.M.T.	NR	9.00	6/01/21	2,250	(c)	225
Richland Cnty. Hosp. Facs. Rev., Rfdg. Medcentral Hlth. Sys., Ser. A	A-(b)	6.125	11/15/16	1,000		1,092,280

						4,414,015

Pennsylvania 3.5%
Allegheny Cnty. Hosp. Dev. Auth. Rev. Hlth. Sys.,
Ser. B	B2	9.25	11/15/15	1,000		1,151,910
Ser. B	B2	9.25	11/15/22	1,825		2,102,236
Allentown Area Hosp. Auth. Rev., Sacred Heart Hosp. of Allentown, Ser. B	Baa3	6.75	11/15/15	2,900		2,933,002

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs., Ser. A	NR	7.25%	1/01/35	$4,000		$4,168,160
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj.	A-(b)	5.50	3/15/26	780		801,333
Langhorne Manor Boro. Higher Ed. & Hlth. Auth. Rev., Hosp. Lower Bucks Hosp.	B2	7.35	7/01/22	5,650		5,566,889
Philadelphia Hosps. & Higher Ed. Facs. Auth. Rev.,
Grad. Hlth. Sys.	Ca	7.00	7/01/05	1,651	(c)	16
Grad. Hlth. Sys., Ser. A	Ca	6.25	7/01/13	2,015	(c)	20
Grad. Hlth. Sys.	Ca	7.25	7/01/18	2,269	(c)	23
Somerset Cnty. Hosp. Auth. Rev.,
Hlthcare. First Mtge.	NR	8.40	6/01/09	1,235	(c)	794,772
Hlthcare. First Mtge.	NR	8.50	6/01/24	8,805	(c)	5,557,980

						23,076,341

Puerto Rico 0.4%
Puerto Rico Comnwlth., Pub. Impvt., G.O., Ser. A	Baa1	5.00	7/01/34	2,500		2,541,075

South Carolina 0.8%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Palmetto Hlth., Ser. C	Baa2	6.875	8/01/27	5,000		5,534,000

South Dakota 0.7%
South Dakota Econ. Dev. Fin. Auth., Dakota Park, A.M.T.	NR	10.25	1/01/19	4,355		4,406,955

Tennessee 6.8%
Bradley Cnty. Ind. Dev. Brd., Rfdg. Olin Corp. Proj., Ser. C	Baa3	6.625	11/01/17	2,000		2,151,380
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Ser. A, M.B.I.A.	Aaa	6.75	7/01/17	2,000		2,519,620
Memphis Ctr. City Rev., Fin. Corp., Ser. B	NR	6.50	9/01/28	26,000		26,167,960
Rutherford Cnty. Hlth. & Edl. Facs. Brd., First Mtge. Rev.	NR	9.50	12/01/19	6,300		6,434,505

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	21

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev.,
Methodist Hlthcare.	Baa1	6.50%	9/01/26	$2,195		$2,677,746
Methodist Hlthcare., E.T.M.	Baa1	6.50	9/01/26	1,305	(d)	1,579,259
Sullivan Cnty. Hlth. Ed. & Hsg. Facs. Brd. Rev., Wellmont
Hlth. Sys. Proj.	BBB+(b)	6.25	9/01/32	3,500		3,640,000

						45,170,470

Texas 9.1%
Alliance Arpt. Auth., Inc. Spec. Facs. Rev., American Airlines, Inc. Proj., A.M.T.	Caa2	7.50	12/01/29	6,000		3,839,940
Austin Hsg. Fin. Corp. Multi-Fam. Hsg. Rev., Stony Creek, Ser. A	Ba2	7.75	11/01/29	9,345		9,183,051
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj.,
Ser. C, A.M.T.	Baa2	6.75	10/01/38	1,255		1,339,035
Ser. D	Baa2	5.40	10/01/29	1,000		1,057,400
Dallas-Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev.,
American Airlines, Inc.	Caa2	6.00	11/01/14	3,050		1,874,865
American Airlines, Inc.	Caa2	6.375	5/01/35	2,000		1,110,360
American Airlines, Ser. C	Caa2	6.15	11/01/07	3,950		3,430,417
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	Ba2	7.125	9/01/34	4,000		4,069,000
Harris Cnty., Toll Rd., Sr. Lien, Ser. B-1, F.G.I.C.	Aaa	5.00	8/15/16	2,500		2,758,375
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A	NR	7.125	2/15/34	1,250		1,293,950
Houston Util. Sys. Rev., Ref., Comb., First Lien, Ser. A, F.S.A.	Aaa	5.25	5/15/21	7,000		7,647,780
Katy Texas Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.00	6/01/18	4,000		4,207,160
Lower Colo River Auth., Rfdg., Trans. Svcs. Corp. Proj., Ser. C	Aaa	5.25	5/15/24	4,515		4,822,246
Matagorda Cnty. Nav. Dist. No. 1 Poll. Ctrl. Rev., Rfdg. Central Pwr., Ser. B, A.M.T.	Baa2	2.35	5/01/30	2,500		2,483,375

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Matagorda Cnty. Nav. Dist. No. 1 Rev., Coll. Centerpoint Engy. Proj.	Baa2	5.60%	3/01/27	$2,000		$2,057,880
North Central Texas Hlth. Fac. Dev. Corp. Rev., Ret. Fac. Sr. Hsg., Ser. A	NR	7.50	11/15/29	5,000		5,204,150
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/01/22	1,000		1,083,430
San Antonio Elec. & Gas Rev., Rfdg., Ser. A	Aa1	5.00	2/01/18	3,000		3,219,750
Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M.	Aaa	Zero	9/01/15	50		32,035

						60,714,199

Utah
Tooele Cnty. Poll. Ctrl. Rev., Rfdg. Laidlaw Environ., Ser. A, A.M.T.	NR	7.55	7/01/27	4,000	(c)	172,000

Virginia 3.5%
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	A3	5.875	6/01/17	2,000		2,213,260
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A Rmkt. 5/3/04, A.M.T.	BBB(b)	5.125	9/01/38	2,700		2,857,167
Norfolk Redev. & Hsg. Auth., Multi-Fam. Rental Hsg. Facs. Rev., A.M.T.	NR	8.00	9/01/26	5,775		5,848,920
Pocahontas Pkwy. Assoc. Toll Rd. Rev., C.A.B.S.,
Ser. B	Ba2	Zero	8/15/16	7,000		3,181,080
Ser. C	B1	Zero	8/15/16	3,300		971,652
Ser. C	B1	Zero	8/15/32	6,200		657,200
Ser. C	B1	Zero	8/15/33	6,200		606,174
Ser. C	B1	Zero	8/15/34	6,200		559,178
Ser. C	B1	Zero	8/15/35	5,800		482,502
Roanoke Cnty. Ind. Dev. Auth. Residential Care Fac. Rev., Ser. A	NR	4.40	7/01/08	4,000		4,013,240

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	23

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev.,
Atlantic Wste., Ser. A, Rmkt. 5/3/04, A.M.T.	BBB(b)	5.125%	6/01/28	$1,600		$1,693,136

						23,083,509

Washington 2.3%
Bellevue Conv. Ctr. Auth., King City, Oblig. Rev., M.B.I.A.	Aaa	Zero	2/01/10	870		728,242
Energy Northwest Elec. Rev., Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	5,050		5,892,744
Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	4,300		5,017,584
Port Seattle Spec. Facs. Rev., Northwest Airlines Proj., A.M.T.	NR	7.125	4/01/20	600		518,256
Tobacco Settlement Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.50	6/01/26	2,640		2,630,707
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No.1, Ser. B, E.T.M.	Aaa	7.25	7/01/09	760		865,488

						15,653,021

West Virginia 1.3%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B	A2	6.75	9/01/30	7,000		8,464,470

Wisconsin 2.5%
Badger Tobacco Asset Secur. Corp., Asset Bkd.	Baa3	6.125	6/01/27	3,000		2,908,890
Manitowoc Elec. Rev., Power Sys., F.G.I.C.	Aaa	5.25	10/01/34	5,000		5,256,850
Oconto Falls Cmnty. Dev. Auth. Dev. Rev., A.M.T.	NR	8.125	12/01/22	1,395	(h)	1,071,137
Oconto Falls Tissue, Inc. Proj., A.M.T.	NR	7.75	12/01/22	8,000	(h)	5,953,520
Wisconsin St. Hlth. & Edl. Fac. Auth. Rev., Beaver Dam Cmnty. Hosp. Inc., Ser A	NR	6.75	8/15/34	1,250		1,259,975

						16,450,372

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Trust Territories 0.5%
Northern Mariana Islands Comnwlth., Ser. A, G.O.	Ba3	6.75%	10/01/33	$3,000		$3,088,410

Total long-term investments (cost $669,108,207)						660,548,145

SHORT-TERM INVESTMENT 0.1%

Delaware
Delaware St. Econ. Dev. Auth. Rev., Delmarva Pwr. & Lt. Co. Proj., A.M.T., F.R.D.D. (cost $500,000)	VMIG2	2.10	11/01/04	500	(g)	500,000

				Contracts

OUTSTANDING OPTIONS PURCHASED(i)
United States Treasury Bonds Futures@109 (cost $51,800)			11/26/04	137		12,844

Total Investments 99.3% (cost $669,660,007; Note 5)						661,060,989
Other assets in excess of liabilities 0.7%						4,466,829

Net Assets 100.0%						$665,527,818

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(g).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Company.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residential Interest Bonds.

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	25

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Prerefunded issues are secured by escrowed cash and/or direct U.S. government guaranteed obligations.
(e)	All or partial principal amount segregated as initial margin on financial futures contracts.
(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at period end.
(g)	The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(h)	Fair valued security—value is determined by the Board of Trustees.
(i)	Non-income producing security.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2004 were as follows:

Healthcare	29.2%
Special Tax/Assessment District	14.9
Corporate-Backed IDB & PCR	10.8
Other	8.0
General Obligation	7.2
Tobacco	6.6
Transportation	4.5
Power	4.5
Housing	3.7
Water & Sewer	3.0
Education	2.9
Lease Backed Certificate of Participation	2.3
Solid Waste/Resource Recovery	1.3
Pooled Financing	0.4

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	27

Statement of Assets and Liabilities

as of October 31, 2004 (Unaudited)

Assets
Investments, at value (cost $669,660,007)	$661,060,989
Cash	13,858
Interest receivable	12,972,446
Receivable for investments sold	2,646,875
Receivable for Series shares sold	216,268
Prepaid expenses	27,086

Total assets	676,937,522

Liabilities
Payable for investments purchased	8,912,926
Dividends payable	960,591
Payable for Series shares reacquired	803,350
Management fee payable	283,127
Accrued expenses	235,692
Distribution fee payable	184,142
Deferred trustees’ fees	17,754
Due to broker-variation margin	12,122

Total liabilities	11,409,704

Net Assets	$665,527,818

Net assets were comprised of:
Shares of beneficial interest, at par	$651,674
Paid-in capital in excess of par	719,511,893

720,163,567
Undistributed net investment income	1,820,393
Accumulated net realized loss on investments	(47,966,734)
Net unrealized depreciation on investments and financial future contracts.	(8,489,408)

Net assets, October 31, 2004	$665,527,818

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share
($465,595,513 ÷ 45,594,298 shares of beneficial interest issued and outstanding)	$10.21
Maximum sales charge (4% of offering price)	0.43

Maximum offering price to public	$10.64

Class B
Net asset value, offering price and redemption price per share
($164,855,462 ÷ 16,138,005 shares of beneficial interest issued and outstanding)	$10.22

Class C
Net asset value, offering price and redemption price per share
($23,257,245 ÷ 2,276,623 shares of beneficial interest issued and outstanding)	$10.22

Class Z
Net asset value, offering price and redemption price per share
($11,819,598 ÷ 1,158,506 shares of beneficial interest issued and outstanding)	$10.20

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	29

Statement of Operations

Six Months Ended October 31, 2004 (Unaudited)

Net Investment Income
Income
Interest	$20,055,012

Expenses
Management fee	1,681,644
Distribution fee—Class A	573,924
Distribution fee—Class B	446,717
Distribution fee—Class C	89,187
Transfer agent’s fees and expenses	147,000
Reports to shareholders	101,000
Custodian’s fees and expenses	85,000
Registration fees	24,000
Legal fees and expenses	20,000
Audit fee	12,000
Trustees’ fees	8,000
Commitment fees	6,000
Miscellaneous	10,454

Total expenses	3,204,926

Net investment income	16,850,086

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	2,640,757
Financial futures transactions	784,375
Interest rate swap	304,880

3,730,012

Net change in unrealized appreciation (depreciation) on:
Investment transactions	9,999,970
Financial futures contracts	388,510
Interest rate swap	(97,411)

10,291,069

Net gain on investments	14,021,081

Net Increase In Net Assets Resulting From Operations	$30,871,167

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2004	Year Ended April 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$16,850,086	$38,287,964
Net realized gain on investments transactions	3,730,012	5,342,223
Net change in unrealized appreciation (depreciation) on investments	10,291,069	(13,123,851)

Net increase in net assets resulting from operations	30,871,167	30,506,336

Dividends:
Dividends from net investment income
Class A	(11,599,923)	(25,207,520)
Class B	(4,295,829)	(10,929,151)
Class C	(542,105)	(1,276,742)
Class Z	(293,345)	(863,578)

	(16,731,202)	(38,276,991)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	22,011,022	53,315,667
Net asset value of shares issued in reinvestment of dividends	7,632,121	17,099,105
Cost of shares reacquired	(66,642,383)	(150,460,389)

Net decrease in net assets from Series share transactions	(36,999,240)	(80,045,617)

Total decrease	(22,859,275)	(87,816,272)

Net Assets
Beginning of period	688,387,093	776,203,365

End of period(a)	$665,527,818	$688,387,093

(a) Includes undistributed net investment income of	$1,820,393	$1,701,509

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	31

Portfolio of Investments

as of October 31, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 97.1%

California 9.3%
California St., G.O.	Aaa	5.25%	2/01/27	$7,000		$7,422,590
Los Angeles Unif. Sch. Dist. Cert. Part., Admin. Bldg. Proj., Ser. B, C.O.P.	Aaa	5.00	10/01/31	6,525		6,650,867
San Diego Cnty. Wtr. Rev., C.O.P., F.G.I.C.	Aa3	9.62(c)	4/26/06	5,800		6,421,180
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S., Ser. A, M.B.I.A.	Aaa	Zero	1/15/36	10,000		1,889,900
San Jose Redev. Tax Allocation, M.B.I.A.	Aaa	5.00	8/01/32	1,400		1,424,948
South Orange Cnty. Pub. Fin., Foothill Area Proj., Ser. C, F.G.I.C.	Aaa	8.00	8/15/08	2,000		2,403,460
University Rev., Hosp., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	3,000		3,158,070

						29,371,015

Colorado 4.1%
Colorado Dept. Trans. Rev., Trans. Rev. Antic Nts., Ser. A, F.G.I.C.	Aaa	5.00	12/15/16	7,000		7,750,050
Denver City & Cnty. Arpt. Rev., Ser. C, A.M.T, M.B.I.A.	Aaa	5.60	11/15/11	5,000		5,338,150

						13,088,200

District of Columbia 2.9%
Dist. of Columbia Rev., Univ., George Washington Univ., Ser. A	Aaa	5.125	9/15/31	2,000		2,055,620
Dist. of Columbia, G.O.,
Ser. A, E.T.M., M.B.I.A.	Aaa	6.50	6/01/10	2,905		3,445,853
Ser. A, M.B.I.A.	Aaa	6.50	6/01/10	3,095	(e)	3,643,248

						9,144,721

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida 7.7%
Brevard Cnty. Hlth. Facs. Auth., Holmes Reg. Med. Ctr. Proj., M.B.I.A.	Aaa	5.60%	10/01/10	$6,000	$6,415,980
Florida St. Corr.
Privatization Comn. Cert. Partner, A.M.B.A.C., C.O.P.,
Ser. B	Aaa	5.00	8/01/15	2,125	2,351,206
Ser. B	Aaa	5.00	8/01/16	2,235	2,459,461
Indian River Cnty. Wtr. & Swr. Rev., Ser. A, F.G.I.C.	Aaa	5.25	9/01/18	2,600	2,877,966
Orange Cnty. Tourist Dev. Tax Rev.	Aaa	5.00	10/01/17	2,000	2,153,840
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C.	Aaa	5.00	11/01/30	2,000	2,196,680
Polk Cnty. Sch. Dist. Sales Tax Rev.,
F.S.A.	Aaa	5.25	10/01/17	1,580	1,776,204
F.S.A.	Aaa	5.25	10/01/18	1,325	1,481,377
Volusia Cnty. Sch. Brd. Sales Tax Rev., F.S.A.	Aaa	5.00	10/01/09	2,330	2,577,679

					24,290,393

Georgia 3.1%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.	Aaa	6.50	1/01/10	2,000	2,353,920
Georgia Mun. Elec. Auth., Pwr. Rev., Ser. B, M.B.I.A.	Aaa	6.20	1/01/10	3,495	4,039,626
Newnan Hosp. Auth. Rev.	Aaa	5.50	1/01/21	3,185	3,498,754

					9,892,300

Hawaii 2.9%
Hawaii Dept. Budget & Fin.,
Hawaiian Elec. Co. Projs., Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,000	9,051,920

Idaho 0.2%
Idaho Hsg. & Fin. Assoc., Sngl. Fam. Mtge., Ser. E, A.M.T.	Aaa	5.55	7/01/31	775	777,976

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	33

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Illinois 8.9%
Chicago Midway Arpt. Rev., Ser. B, M.B.I.A., A.M.T.	Aaa	5.75%	1/01/22	$5,000	$5,285,900
Chicago O’Hare Int’l. Arpt. Pass. Facs. Chrg., Ser. A, A.M.B.A.C.	Aaa	5.625	1/01/15	2,000	2,119,460
Chicago Proj. & Rfdg., G.O., F.G.I.C.	Aaa	5.25	1/01/28	2,000	2,090,500
Illinois St.,
G.O.	Aaa	5.625	4/01/15	3,250	3,649,685
G.O., F.S.A.	Aaa	5.25	4/01/22	2,500	2,708,875
Illinois St. Civic Ctr., Spec.
St. Oblig., F.S.A.	Aaa	5.50	12/15/15	2,710	3,055,823
McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, F.S.A., G.O.	Aaa	5.625	12/01/17	4,000	4,548,240
Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., C.A.B.S, McCormick, Ser. A	Aaa	Zero	12/15/34	10,000	2,055,900
C.A.B.S, McCormick, Ser. A	Aaa	Zero	6/15/37	7,500	1,331,400
Onterie Ctr. Hsg. Fin. Corp., Mtge. Rev., Ser. A, M.B.I.A.	Aaa	7.00	7/01/12	1,350	1,366,376

					28,212,159

Kansas 0.7%
Saline Cnty. Unif. Sch. Dist., G.O., F.S.A.	Aaa	5.50	9/01/17	2,000	2,250,380

Louisiana 0.4%
New Orleans Fin. Auth., Sngl. Fam. Mtge., Ser. B-2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	6.00	12/01/21	1,105	1,166,228

Maryland 0.0%
Prince Georges Cnty. Hsg., Sngl. Fam. Mtge., Ser. A, A.M.T, G.N.M.A./F.N.M.A.	AAA(b)	6.15	8/01/19	115	122,052

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Massachusetts 2.1%
Boston Convention Ctr. Act of 1997, Spec. Oblig., Ser. A, A.M.B.A.C.	Aaa	5.00%	5/01/19	$2,000	$2,154,420
Massachusetts St., Cons. Ln., Ser. C, G.O.	Aaa	5.50	11/01/10	4,000	4,547,240

					6,701,660

Michigan 3.3%
Detroit Wtr. Sup. Sys., Ser. B, M.B.I.A.	Aaa	5.25	7/01/32	5,500	5,799,200
Michigan Mun. Bond Auth. Rev., Clean Wtr., St. Revolving Fd.	Aaa	5.00	10/01/15	4,000	4,470,720

					10,269,920

Minnesota 3.8%
Becker Indpt. Sch. Dist. No. 726., F.S.A.,
Ser. A	Aaa	6.00	2/01/15	1,610	1,843,144
Ser. A	Aaa	6.00	2/01/16	1,750	2,003,418
Minneapolis & St. Paul Metro. Arpts., F.G.I.C.,
Ser. A	Aaa	5.75	1/01/32	4,285	4,766,248
Ser. C	Aaa	5.50	1/01/19	3,000	3,337,350

					11,950,160

Missouri 1.1%
St. Louis Arpt. Rev., Arpt. Dev. Proj., Ser. A, M.B.I.A.	Aaa	5.625	7/01/19	3,000	3,378,150

Nevada 1.4%
Washoe Cnty. Arpt. Auth. Arpt. Sys. Impvt. Rev., F.S.A.	Aaa	5.00	7/01/11	4,005	4,409,585

New Jersey 4.2%
Jersey City Swr. Auth.,
Rev., A.M.B.A.C.	Aaa	6.00	1/01/10	2,585	2,969,881
Rev., A.M.B.A.C.	Aaa	6.25	1/01/14	4,255	5,143,742

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	35

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New Jersey Hsg. Auth., Port Auth-Newark Marine Terminal, M.B.I.A.	Aaa	5.00%	1/01/34	$5,000		$5,140,450

						13,254,073

New York 12.2%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/21	2,750		3,161,180
Islip Res. Rec. Facs., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750		2,102,328
Metro. Trans. Auth., N.Y. Svc. Contract, Rfdg., M.B.I.A.,
Ser. B	Aaa	5.50	7/01/19	5,000		5,670,950
Ser. B	Aaa	5.50	7/01/23	7,285		8,129,331
Nassau Cnty. Interim Fin. Auth., Sales Tax Secured, Ser. A, A.M.B.A.C.	Aaa	5.00	11/15/12	2,500		2,798,650
New York N.Y., Prerfdg., Ser. G, G.O., M.B.I.A.	Aaa	5.75	2/01/06	145	(d)	154,294
Unrfdg., Ser. G, G.O., M.B.I.A.	Aaa	5.75	2/01/14	1,310		1,388,037
New York St. Dorm. Auth. Rev., Sch. Dist. Fin. Proj., Ser. A, M.B.I.A.	Aaa	5.75	10/01/17	3,000		3,470,160
New York St. Engy. Res. & Dev. Auth. Poll. Ctrl. Rev., Cent. Hudson Gas & Elec., Ser. A, A.M.T.	Aaa	3.00	12/01/08	2,000		2,003,180
New York St. Environ. Facs. Poll. Ctrl. Rev.,
Ser. C	Aaa	5.70	7/15/12	25		26,546
Ser. C	Aaa	5.75	7/15/13	10		10,625
Ser. C	Aaa	5.80	7/15/14	35		37,228
Suffolk Cnty. Judicial Facs., John P. Cohalan Complex, A.M.B.A.C.	Aaa	5.75	10/15/12	3,000		3,399,780

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tobacco Settlement Fin. Corp., Asset-Bkd, Ser. A-1	A3	5.50%	6/01/14	$3,000	$3,270,960
Ser. C-1	A3	5.50	6/01/14	1,500	1,637,415
Ser. C-1	A3	5.50	6/01/15	1,000	1,099,100

					38,359,764

Ohio 1.7%
Bowling Green St. Univ., F.G.I.C.	Aaa	5.75	6/01/16	2,815	3,204,258
Ohio St. Wtr. Dev. Auth. Rev., Wtr. Dev., Fresh Wtr., Ser. A	Aa1	5.125	12/01/18	2,000	2,167,200

					5,371,458

Oklahoma 3.8%
Edmond Pub. Wks. Auth. Util. Rev., A.M.B.A.C.	Aaa	5.625	7/01/24	4,440	4,915,790
Norman Reg. Hosp. Auth., Rev., Ser. A, M.B.I.A.	Aaa	5.50	9/01/11	4,110	4,418,168
Oklahoma City Arpt. Trust, Jr. Lien, Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75	2/01/18	2,620	2,752,441

					12,086,399

Pennsylvania 1.8%
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.	Aaa	5.50	7/01/17	5,000	5,691,500

Puerto Rico 2.2%
Puerto Rico Comnwlth. Hwy & Transit Auth. Trans. Rev.,
Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	3,000	3,179,190
Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	3,465	3,653,669

					6,832,859

South Carolina 2.1%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	Aaa	5.75	4/01/20	4,180	4,723,985
Univ. of South Carolina, Rev., Ser. A, F.G.I.C.	Aaa	5.75	6/01/30	1,615	1,798,820

					6,522,805

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	37

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Texas 7.0%
Corpus Christi Util. Sys. Rev., F.S.A.,
Ser. A	Aaa	6.00%	7/15/19	$3,255		$3,727,105
Ser. A	Aaa	6.00	7/15/20	3,450		3,950,388
Houston Arpt. Sys. Rev., E.T.M.	Aaa	7.20	7/01/13	3,095		3,676,922
Houston Texas, Rfdg., Pub. Impvt., Ser. A, G.O., M.B.I.A.	Aaa	5.375	3/01/15	5,000		5,672,900
Mission Cons. Indpt. Sch. Dist., G.O., P.S.F.G.	Aaa	5.75	2/15/19	1,360		1,527,593
Northwest Indpt. Sch. Dist., P.S.F.G., Sch. Bldg. & Rfdg., G.O.,	Aaa	5.50	8/15/17	1,080		1,208,693
Sch. Bldg. & Rfdg., G.O.,	Aaa	5.50	8/15/18	1,000		1,115,400
Van Alstyne Indpt. Sch. Dist. Rfdg., G.O., P.S.F.G.	Aaa	5.95	8/15/29	1,105		1,199,621

						22,078,622

Vermont 0.8%
Vermont Hsg. Fin. Agcy., Sngl. Fam. Mtge., Ser. 13A, A.M.T., F.S.A.	Aaa	5.45	5/01/26	2,495		2,549,541

Washington 7.5%
Clark Cnty. Sch. Dist. No. 114, G.O., F.S.A.	Aaa	5.25	12/01/18	3,800		4,136,642
Cowlitz Cnty. Sch. Dist. No. 122 Longview, F.S.A., G.O.	Aaa	5.50	12/01/19	1,725		1,941,022
King Cnty. Sch. Dist. No 411, G.O., F.S.A.	Aaa	6.25	12/01/15	1,900		2,230,448
Ocean Shores, G.O., F.G.I.C.	Aaa	5.50	12/01/20	1,570		1,773,393
Port Seattle Rev., Prerfdg., Ser. A	Aaa	5.375	6/01/13	595	(d)	663,151
Unrfdg., Ser. A, F.G.I.C.	Aaa	5.375	6/01/13	1,405		1,547,285
Skagit Cnty. Cons. Sch. Dist. No. 320 Mount Vernon, G.O., M.B.I.A.	Aaa	5.50	12/01/18	2,000		2,250,460
Snohomish Cnty., Ltd. Tax, G.O., M.B.I.A.	Aaa	5.375	12/01/19	2,000		2,232,060

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 1)

Washington St. Hsg. Fin. Comn., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375%	12/01/18		$2,505	$2,609,559
Washington St. Pub. Pwr. Supply, M.B.I.A.	Aaa	5.75	7/01/10		4,000	4,312,320

						23,696,340

West Virginia 1.1%
Clarksburg Wtr. Rev., F.G.I.C.	Aaa	5.25	9/01/19		2,000	2,198,360
West Virginia St. Wtr. Dev. Auth., Ser. B, A.M.B.A.C., A.M.T.	Aaa	5.875	7/01/20		1,015	1,131,075

						3,329,435

Wisconsin 0.8%
Manitowoc Elec. Rev., Pwr. Sys., F.G.I.C.	Aaa	5.25	10/01/34		2,500	2,628,425

Total long-term investments (cost $287,771,199)						306,478,040

SHORT-TERM INVESTMENTS 1.6%

California 0.3%
California St. Hlth. Facs. Fin. Auth. Rev., Ser. B, F.R.D.D., M.B.I.A.	VMIG1	1.70	9/01/28	(f)	1,100	1,100,000

Illinois 0.5%
Illinois Mun. Secs. Trust Cert., Ser. 2000-93, Class A, A.M.B.A.C., F.R.D.D.	A-1+(b)	1.77	10/04/12	(f)	1,600	1,600,000

Tennessee 0.3%
Sevier Cnty. Pub. Bldg. Auth. Rev., F.S.A., F.R.D.D.	VMIG1	1.74	6/01/25	(f)	900	900,000

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	39

Portfolio of Investments

as of October 31, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas 0.5%
Dallas-Fort Worth Reg. Arpt. Rev., Mun. Secs. Trust Rcpts., SGA 49, F.R.D.D., M.B.I.A., A.M.T.	A-1(b)(f)	1.77%	11/01/23	$1,455	$1,455,000

Total short-term investments (cost $5,055,000)					5,055,000

OUTSTANDING OPTIONS PURCHASED(g)

				Contracts
United States Treasury Bonds Futures @109			11/26/04	65	6,094

Total outstanding options purchased (cost $24,577)
Total Investments 98.7% (cost $292,850,776; Note 5)					311,539,134
Other assets in excess of liabilities 1.3%					3,998,281

Net Assets 100.0%					$315,537,415

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(f).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.—Public School Fund Guaranty.

(b)	Standard & Poor’s rating.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at period end.
(d)	Prerefunded issues are secured by escrowed cash or direct U.S. government guaranteed obligations.
(e)	All or partial amount segregated as initial margin on financial futures contracts.
(f)	The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(g)	Non-income producing security.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2004 were as follows:

General Obligation	22.7%
Transportation	20.4
Water & Sewer	16.0
Lease Backed Certificate of Participation	8.0
Special Tax/Assessment District	6.8
Healthcare	5.9
Power	3.5
Corporate Backed IDB & PCR	3.5
Housing	2.7
Other	2.3
Education	2.2
Pooled Financing	2.1
Tobacco	1.9
Solid Waste/Resource Recovery	0.7

98.7
Other assets in excess of liabilities	1.3

100.0%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	41

Statement of Assets and Liabilities

as of October 31, 2004 (Unaudited)

Assets
Investments, at value (cost $292,850,776)	$311,539,134
Cash	83,859
Interest receivable	4,735,905
Receivable for Series shares sold	31,593
Prepaid expenses	14,031

Total assets	316,404,522

Liabilities
Dividends payable	334,315
Payable for Series shares reacquired	224,934
Management fee payable	133,768
Distribution fee payable	79,792
Accrued expenses	77,390
Deferred trustees’ fees	14,095
Due to broker—variation margin	2,813

Total liabilities	867,107

Net Assets	$315,537,415

Net assets were comprised of:
Shares of beneficial interest, at par	$282,084
Paid-in capital in excess of par	292,720,625

293,002,709
Undistributed net investment income	354,838
Accumulated net realized gain on investments	3,474,052
Net unrealized appreciation on investments	18,705,816

Net assets, October 31, 2004	$315,537,415

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($252,428,461 ÷ 22,570,918 shares of beneficial interest issued and outstanding)	$11.18
Maximum sales charge (4% of offering price)	0.47

Maximum offering price to public	$11.65

Class B
Net asset value, offering price and redemption price per share
($49,887,345 ÷ 4,455,634 shares of beneficial interest issued and outstanding)	$11.20

Class C
Net asset value, offering price and redemption price per share
($8,095,798 ÷ 723,081 shares of beneficial interest issued and outstanding)	$11.20

Class Z
Net asset value, offering price and redemption price per share
($5,125,811 ÷ 458,767 shares of beneficial interest issued and outstanding)	$11.17

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	43

Statement of Operations

Six Months Ended October 31, 2004 (Unaudited)

Net Investment Income
Income
Interest	$7,274,567

Expenses
Management fee	793,459
Distribution fee—Class A	317,154
Distribution fee—Class B	125,939
Distribution fee—Class C	28,750
Transfer agent’s fees and expenses	81,000
Custodian’s fees and expenses	71,000
Registration fees	21,000
Reports to shareholders	20,000
Legal fees and expenses	16,000
Audit fee	12,000
Trustees’ fees	8,000
Miscellaneous	8,958

Total expenses	1,503,260

Net investment income	5,771,307

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,730,960
Financial futures transactions	(646,495)
Interest rate swap	142,080

1,226,545

Net change in unrealized appreciation (depreciation) on:
Investments transactions	6,336,593
Financial futures contracts	517,806
Interest rate swap	(45,395)

6,809,004

Net gain on investments	8,035,549

Net Increase In Net Assets Resulting From Operations	$13,806,856

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Six Months Ended October 31, 2004 (Unaudited)	Year Ended April 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$5,771,307	$12,609,352
Net realized gain on investments	1,226,545	4,982,368
Net change in unrealized appreciation (depreciation) on investments	6,809,004	(16,980,033)

Net increase in net assets resulting from operations	13,806,856	611,687

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(4,655,708)	(10,094,835)
Class B	(861,389)	(1,949,647)
Class C	(121,514)	(266,136)
Class Z	(110,268)	(295,156)

	(5,748,879)	(12,605,774)

Distributions from net realized gains
Class A	—	(7,002,039)
Class B	—	(1,457,020)
Class C	—	(211,875)
Class Z	—	(186,705)

	—	(8,857,639)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,071,393	39,399,592
Net asset value of shares issued in reinvestment of dividends and distributions	3,452,788	13,517,012
Cost of shares reacquired	(28,174,421)	(68,371,805)

Net decrease in net assets from Series share transactions	(15,650,240)	(15,455,201)

Total decrease	(7,592,263)	(36,306,927)

Net Assets
Beginning of period	323,129,678	359,436,605

End of period(a)	$315,537,415	$323,129,678

(a) Includes undistributed net investment income of	$354,838	$332,410

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	45

Notes to Financial Statements

(Unaudited)

Dryden Municipal Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of two series: the “High Income Series” and the “Insured Series”. Investment operations for Class A, Class B, Class C and Class Z shares of each Series commenced on January 22, 1990, September 17, 1987, August 1, 1994 and September 16, 1996, respectively.

The investment objectives of the Series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale

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on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to

Dryden Municipal Bond Fund	47

Notes to Financial Statements

Cont’d

purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option that is traded in the over-the-counter market, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swap: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were developed as asset/liability management tools. In more complex swaps, the notional principal may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract, if any.

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The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to market interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustment to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to the respective Class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from the net investment income daily and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax

Dryden Municipal Bond Fund	49

Notes to Financial Statements

Cont’d

differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management (“PIM”). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid PI is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net assets of each series in excess of $1 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

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Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and ..75 of 1% average daily net assets of the Class A shares and Class C shares, respectively.

PIMS has advised the High Income Series and Insured Series that it received approximately $89,200 and $34,700 for Class A shares, respectively, in front-end sales charges during the six months ended October 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the High Income Series and Insured Series that for the six months ended October 31, 2004, it received approximately $141,900 ($136,100-Class B; $5,800-Class C) and $44,800 ($43,600-Class B; $1,200-Class C), respectively, in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the fiscal period ended October 31, 2004.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended October 31, 2004, the Fund incurred approximately $161,100 ($104,200-High Income Series; $56,900-Insured Series) for the services of PMFS. As of October 31, 2004, approximately $26,600 ($17,400-High Income Series; $9,200-Insured Series) of such fees

Dryden Municipal Bond Fund	51

Notes to Financial Statements

Cont’d

were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $25,200 ($19,800-High Income Series; $5,400-Insured Series) in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”), and Prudential Securities, Inc. (“PSI”), an affiliate of PI, was approximately $20,600 ($16,300-High Income Series; $4,300-Insured Series) for the six months ended October 31, 2004. As of October 31, 2004, approximately $4,100 ($2,700-High Income Series; $1,400-Insured Series) of such fees were due to Wachovia. These amounts are included in transfer agent’s fees in the Statements of Operations.

For the fiscal period ended October 31, 2004, the Fund did not pay brokerage commissions to Wachovia.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2004, were as follows:

Series	Purchases	Sales
High Income	$111,144,987	$167,976,408
Insured	$37,689,331	$67,990,542

During the six months ended October 31, 2004, the High Income Series and Insured Series entered into financial futures contracts. Details of open contracts at October 31, 2004 are as follows:

Series	Number of Contracts	Type	Expiration Date	Value at October 31, 2004	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
High Income	56	Long Position: U.S. Treasury Bonds	Dec. 04	$6,375,250	$6,202,174	$173,076
	135	Short Position: U.S. Treasury 10 yr. Notes	Dec. 04	15,330,937	15,267,410	(63,527)

						$109,549

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Series	Number of Contracts	Type	Expiration Date	Value at October 31, 2004	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
Insured	15	Long Positions: U.S. Treasury Bonds	Dec. 04	$1,707,656	$1,683,786	$23,870
	35	Short Positions: U.S. Treasury 10 yr. Notes	Dec. 04	3,974,687	3,968,275	(6,412)

						$17,458

Note 5. Tax Information

The High Income Series has net capital loss carryforward as of April 30, 2004 of approximately $50,885,000, of which $3,225,000 expires in 2005, $554,000 expires in 2006, $3,137,000 expires in 2007, $5,906,000 expires in 2008, $20,095,000 expires in 2009, $13,512,000 expires in 2010 and $4,456,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. The tax basis differs from the amount on the Statement of Assets and Liabilities primarily due to differences in the treatment of discount and premium amortization for book and tax purposes.

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation (depreciation) as of October 31, 2004 were as follows:

Series	Tax Basis	Appreciation	(Depreciation)	Total Net Unrealized Appreciation (Deprecitaion)
High Income	$669,316,013	$34,827,568	$(43,082,592)	$(8,255,024)
Insured	$292,568,312	$19,030,534	$(59,712)	$18,970,822

The difference between book basis and tax basis was attributable to deferred losses on wash sales and the differences in the treatment of discount amortization for book and tax purposes.

Note 6. Capital

The High Income Series and Insured Series offer Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-

Dryden Municipal Bond Fund	53

Notes to Financial Statements

Cont’d

dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven six months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest for the six months ended October 31, 2004 and fiscal year ended April 30, 2004 were as follows:

	High Income Series Class A		Insured Series Class A
	Shares	Amount	Shares	Amount
Six Months Ended October 31, 2004
Shares sold	972,570	$9,788,621	220,987	$2,409,172
Shares issued in reinvestment of dividends and distributions	543,672	5,460,593	255,142	2,801,691
Shares reacquired	(3,481,545)	(34,891,349)	(1,756,343)	(19,157,558)

Net increase (decrease) in shares outstanding before conversion	(1,965,303)	(19,642,135)	(1,280,214)	(13,946,695)
Shares issued upon conversion from Class B	1,814,901	18,214,337	198,435	2,175,884

Net increase (decrease) in shares outstanding	(150,402)	$(1,427,798)	(1,081,779)	$(11,770,811)

	High Income Series Class A		Insured Series Class A
	Shares	Amount	Shares	Amount
Year Ended April 30, 2004
Shares sold	2,982,186	$30,011,088	2,366,060	$26,820,648
Shares issued in reinvestment of dividends and distributions	1,135,503	11,521,606	947,575	10,712,511
Shares reacquired	(9,454,923)	(95,529,854)	(4,417,356)	(50,085,703)

Net increase (decrease) in shares outstanding before conversion	(5,337,234)	(53,997,160)	(1,103,721)	(12,552,544)
Shares issued upon conversion from Class B	2,484,594	25,324,224	504,923	5,847,494

Net increase (decrease) in shares outstanding	(2,852,640)	$(28,672,936)	(598,798)	$(6,705,050)

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	High Income Series Class B		Insured Series Class B
	Shares	Amount	Shares	Amount
Six Months Ended October 31, 2004
Shares sold	234,357	$2,353,507	197,164	$2,162,737
Shares issued in reinvestment of dividends and distributions	168,684	1,693,455	47,237	519,285
Shares reacquired	(1,707,045)	(17,094,002)	(305,028)	(3,323,288)

Net increase (decrease) in shares outstanding before conversion	(1,304,004)	(13,047,040)	(60,627)	(641,266)
Shares issued upon conversion from Class A	(1,813,094)	(18,214,337)	(198,254)	(2,175,884)

Net increase (decrease) in shares outstanding	(3,117,098)	$(31,261,377)	(258,881)	$(2,817,150)

	High Income Series Class B		Insured Series Class B
	Shares	Amount	Shares	Amount
Year Ended April 30, 2004
Shares sold	890,244	$9,045,150	731,337	$8,360,381
Shares issued in reinvestment of dividends and distributions	430,037	4,363,278	192,647	2,181,194
Shares reacquired	(3,450,421)	(34,941,711)	(939,519)	(10,655,967)

Net increase (decrease) in shares outstanding before conversion	(2,130,140)	(21,533,283)	(15,535)	(114,392)
Shares issued upon conversion into Class A	(2,483,978)	(25,324,224)	(504,418)	(5,847,494)

Net increase (decrease) in shares outstanding	(4,614,118)	$(46,857,507)	(519,953)	$(5,961,886)

	High Income Series Class C		Insured Series Class C
	Shares	Amount	Shares	Amount
Six Months Ended October 31, 2004
Shares sold	55,654	$560,854	120,740	$1,339,940
Shares issued in reinvestment of dividends and distributions	29,963	300,959	6,718	73,831
Shares reacquired	(269,441)	(2,701,912)	(103,753)	(1,139,780)

Net increase (decrease) in shares outstanding	(183,824)	$(1,840,099)	23,705	$273,991

Dryden Municipal Bond Fund	55

Notes to Financial Statements

Cont’d

	High Income Series Class C		Insured Series Class C
	Shares	Amount	Shares	Amount
Year Ended April 30, 2004
Shares sold	195,467	$1,984,234	114,819	$1,320,672
Shares issued in reinvestment of dividends and distributions	67,249	682,480	29,002	328,359
Shares reacquired	(602,755)	(6,102,370)	(173,459)	(1,981,231)

Net increase (decrease) in shares outstanding	(340,039)	$(3,435,656)	(29,638)	$(332,200)

	High Income Series Class Z		Insured Series Class Z
	Shares	Amount	Shares	Amount
Six Months Ended October 31, 2004
Shares sold	924,032	$9,308,040	286,184	$3,159,544
Shares issued in reinvestment of dividends and distributions	17,612	177,114	5,277	57,981
Shares reacquired	(1,193,974)	(11,955,120)	(414,204)	(4,553,795)

Net increase (decrease) in shares outstanding	(252,330)	$(2,469,966)	(122,743)	$(1,336,270)

	High Income Series Class Z		Insured Series Class Z
	Shares	Amount	Shares	Amount
Year Ended April 30, 2004
Shares sold	1,212,110	$12,275,195	255,063	$2,897,891
Shares issued in reinvestment of dividends and distributions	52,458	531,741	26,088	294,948
Shares reacquired	(1,374,892)	(13,886,454)	(492,160)	(5,648,904)

Net increase (decrease) in shares outstanding	(110,324)	$(1,079,518)	(211,009)	$(2,456,065)

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Financial Highlights

OCTOBER 31, 2004	SEMIANNUAL REPORT

Dryden Municipal Bond Fund/High Income Series & Insured Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.99

Income from investment operations
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	.22

Total from investment operations	.48

Less Dividends:
Dividends from net investment income	(.26)

Net asset value, end of period	$10.21

Total Return(a):	4.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$465,596
Average net assets (000)	$455,396
Ratios to average net assets:
Expenses, including distribution fees(c)	.87	%(d)
Expenses, excluding distribution fees	.62	%(d)
Net investment income	5.09	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	17	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 5.84% to 5.87%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2004	2003	2002(b)	2001	2000

$10.11	$10.06	$10.11	$10.22	$11.21

.53	.56	.61	.61	.63
(.12)	.04	(.06)	(.12)	(.99)

.41	.60	.55	.49	(.36)

(.53)	(.55)	(.60)	(.60)	(.63)

$9.99	$10.11	$10.06	$10.11	$10.22

4.13%	6.15%	5.53%	4.94%	(3.31)%

$457,184	$491,218	$501,501	$522,556	$503,874
$479,691	$496,597	$517,930	$527,117	$506,888

.87%	.85%	.84%	.84%	.82%
.62%	.60%	.59%	.59%	.57%
5.25%	5.53%	5.87%	6.05%	5.86%

89%	88%	58%	46%	27%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	59

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income from investment operations
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	.21

Total from investment operations	.46

Less Dividends:
Dividends from net investment income	(.24)

Net asset value, end of period	$10.22

Total Return(a):	4.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$164,855
Average net assets (000)	$177,230
Ratios to average net assets:
Expenses, including distribution fees	1.12	%(c)
Expenses, excluding distribution fees	.62	%(c)
Net investment income	4.84	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 5.59% to 5.62%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended April 30,
2004	2003	2002(b)	2001	2000

$10.11	$10.06	$10.11	$10.22	$11.21

.51	.54	.58	.59	.60
(.12)	.04	(.06)	(.13)	(.99)

.39	.58	.52	.46	(.39)

(.50)	(.53)	(.57)	(.57)	(.60)

$10.00	$10.11	$10.06	$10.11	$10.22

3.95%	5.88%	5.27%	4.68%	(3.55)%

$192,517	$241,311	$285,581	$324,299	$457,841
$219,376	$264,067	$307,192	$375,632	$559,879

1.12%	1.10%	1.09%	1.09%	1.07%
.62%	.60%	.59%	.59%	.57%
5.00%	5.31%	5.62%	5.78%	5.59%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	61

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income from investment operations
Net investment income	.23
Net realized and unrealized gain (loss) on investment transactions	.22

Total from investment operations	.45

Less Dividends:
Dividends from net investment income	(.23)

Net asset value, end of period	$10.22

Total Return(a):	4.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,257
Average net assets (000)	$23,589
Ratios to average net assets:
Expenses, including distribution fees(c)	1.37	%(d)
Expenses, excluding distribution fees	.62	%(d)
Net investment income	4.59	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 5.35% to 5.38%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of the Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended April 30,
2004	2003	2002(b)	2001	2000

$10.11	$10.06	$10.11	$10.22	$11.21

.48	.51	.55	.56	.57
(.11)	.04	(.05)	(.12)	(.99)

.37	.55	.50	.44	(.42)

(.48)	(.50)	(.55)	(.55)	(.57)

$10.00	$10.11	$10.06	$10.11	$10.22

3.69%	5.62%	5.00%	4.42%	(3.79)%

$24,599	$28,313	$26,619	$27,263	$30,061
$26,968	$27,121	$27,814	$28,028	$32,762

1.37%	1.35%	1.34%	1.34%	1.32%
.62%	.60%	.59%	.59%	.57%
4.75%	5.04%	5.38%	5.55%	5.36%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	63

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.98

Income from investment operations
Net investment income	.28
Net realized and unrealized gain (loss) on investment transactions	.21

Total from investment operations	.49

Less Dividends:
Dividends from net investment income	(.27)

Net asset value, end of period	$10.20

Total Return(a):	4.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,820
Average net assets (000)	$10,958
Ratios to average net assets:
Expenses, including distribution fees	.62	%(c)
Expenses, excluding distribution fees	.62	%(c)
Net investment income	5.35	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 6.11% to 6.14%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended April 30,
2004	2003	2002(b)	2001	2000

$10.10	$10.05	$10.10	$10.21	$11.20

.56	.59	.63	.64	.65
(.12)	.04	(.06)	(.13)	(.99)

.44	.63	.57	.51	(.34)

(.56)	(.58)	(.62)	(.62)	(.65)

$9.98	$10.10	$10.05	$10.10	$10.21

4.41%	6.41%	5.79%	5.19%	(3.07)%

$14,087	$15,361	$7,000	$5,966	$7,802
$15,572	$10,813	$6,368	$7,182	$10,493

.62%	.60%	.59%	.59%	.57%
.62%	.60%	.59%	.59%	.57%
5.51%	5.78%	6.14%	6.32%	6.07%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	65

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.90

Income from investment operations
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	.29

Total from investment operations	.49

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized capital gains	—

Total dividends and distributions	(.21)

Net asset value, end of period	$11.18

Total Return(a):	4.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$252,428
Average net assets (000)	$251,655
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.90	%(d)
Expenses, excluding distribution and service (12b-1) fees	.65	%(d)
Net investment income	3.68	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	12	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and to decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.62% to 4.64%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2004	2003	2002(b)	2001	2000

$11.59	$11.08	$10.91	$10.40	$11.18

.42	.49	.52	.51	.51
(.39)	.51	.17	.51	(.78)

.03	1.00	.69	1.02	(0.27)

(.42)	(.49)	(.52)	(.51)	(.51)
(.30)	—	—	—	—

(.72)	(.49)	(.52)	(.51)	(.51)

$10.90	$11.59	$11.08	$10.91	$10.40

.13%	9.17%	6.38%	9.90%	(2.38)%

$257,738	$281,077	$261,227	$265,718	$238,690
$271,328	$272,608	$269,146	$254,718	$243,756

.90%	.88%	.87%	.89%	.88%
.65%	.63%	.62%	.64%	.63%
3.72%	4.35%	4.64%	4.72%	4.78%

71%	59%	22%	38%	26%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	67

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.91

Income from investment operations
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	.29

Total from investment operations	.48

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized capital gains	—

Total dividends and distributions	(.19)

Net asset value, end of period	$11.20

Total Return(a):	4.52%
Ratios/Supplemental Data:
Net assets, end of period (000)	$49,887
Average net assets (000)	$49,965
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.15	%(c)
Expenses, excluding distribution and service (12b-1) fees	.65	%(c)
Net investment income	3.43	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.38% to 4.40%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

68	Visit our website at www.jennisondryden.com

Class B
Year Ended April 30,
2004	2003	2002(b)	2001	2000

$11.60	$11.09	$10.92	$10.41	$11.19

.40	.47	.49	.48	.48
(.40)	.50	.17	.51	(.78)

—	.97	.66	.99	(0.30)

(.39)	(.46)	(.49)	(.48)	(.48)
(.30)	—	—	—	—

(.69)	(.46)	(.49)	(.48)	(.48)

$10.91	$11.60	$11.09	$10.92	$10.41

(.14)%	8.90%	6.12%	9.63%	(2.62)%

$51,432	$60,724	$55,145	$55,459	$91,989
$56,466	$58,003	$54,136	$70,084	$131,052

1.15%	1.13%	1.12%	1.14%	1.13%
.65%	.63%	.62%	.64%	.63%
3.47%	4.10%	4.40%	4.48%	4.51%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	69

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.91

Income from investment operations
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	.30

Total from investment operations	.47

Less Dividends and Distributions:
Dividends from net investment income	(.18)
Distributions from net realized capital gains	—

Total dividends and distributions	(.18)

Net asset value, end of period	$11.20

Total Return(a):	4.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,096
Average net assets (000)	$7,604
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.40	%(d)
Expenses, excluding distribution and service (12b-1) fees	.65	%(d)
Net investment income	3.18	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains per share by $.01 and increase the ratio of net investment income from 4.14% to 4.17%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of the Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

70	Visit our website at www.jennisondryden.com

Class C
Year Ended April 30,
2004	2003	2002(b)	2001	2000

$11.60	$11.09	$10.92	$10.41	$11.19

.37	.44	.47	.45	.46
(.40)	.50	.16	.51	(.78)

(0.03)	.94	.63	.96	(0.32)

(.36)	(.43)	(.46)	(.45)	(.46)
(.30)	—	—	—	—

(.66)	(.43)	(.46)	(.45)	(.46)

$10.91	$11.60	$11.09	$10.92	$10.41

(.39)%	8.63%	5.86%	9.37%	(2.86)%

$7,629	$8,457	$6,456	$4,085	$2,949
$8,329	$7,559	$5,320	$3,413	$2,988

1.40%	1.38%	1.37%	1.39%	1.38%
.65%	.63%	.62%	.64%	.63%
3.21%	3.85%	4.17%	4.23%	4.29%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	71

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended October 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.89

Income from investment operations
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.28

Total from investment operations	.50

Less Dividends and Distributions:
Dividends from net investment income	(.22)
Distributions from net realized capital gains	—

Total dividends and distributions	(.22)

Net asset value, end of period	$11.17

Total Return(a):	4.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,126
Average net assets (000)	$5,572
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.65	%(c)
Expenses, excluding distribution and service (12b-1) fees	.65	%(c)
Net investment income	3.94	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains per share by $.01 and increase the ratio of net investment income from 4.88% to 4.91%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

72	Visit our website at www.jennisondryden.com

Class Z
Year Ended April 30,
2004	2003	2002(b)	2001	2000

$11.58	$11.07	$10.91	$10.40	$11.18

.45	.52	.55	.53	.54
(.39)	.50	.15	.51	(.78)

.06	1.02	.70	1.04	(0.24)

(.45)	(.51)	(.54)	(.53)	(.54)
(.30)	—	—	—	—

(.75)	(.51)	(.54)	(.53)	(.54)

$10.89	$11.58	$11.07	$10.91	$10.40

.40%	9.45%	6.55%	10.17%	(2.13)%

$6,330	$9,179	$4,238	$2,182	$1,429
$7,365	$6,605	$3,152	$1,993	$1,960

.65%	.63%	.62%	.64%	.63%
.65%	.63%	.62%	.64%	.63%
3.98%	4.61%	4.91%	4.99%	4.94%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	73

Additional Information

(Unaudited)

The Fund files a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

74	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange
Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Jonathan D. Shain, Assistant Secretary • Deborah A. Docs, Secretary • Maryanne Ryan,
Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Bond Fund/High Income Series
Share Class	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	262467103	262467202	262467301	262467400

Dryden Municipal Bond Fund/Insured Series
Share Class	A	B	C	Z
NASDAQ	PMIAX	PMINX	PMICX	PMIZX
CUSIP	262467509	262467608	262467707	262467806

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of October 31, 2004, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Bond Fund/High Income Series & Insured Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden Municipal Bond Fund/High Income Series & Insured Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Bond Fund/High Income Series
Share Class	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	262467103	262467202	262467301	262467400

Dryden Municipal Bond Fund/Insured Series
Share Class	A	B	C	Z
NASDAQ	PMIAX	PMINX	PMICX	PMIZX
CUSIP	262467509	262467608	262467707	262467806

MF133E2    IFS-A098942    Ed. 12/2004

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Trustees adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Trustees is responsible for nominating trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.jennisondryden.com.

Selection of Trustee Nominees. The Nominating and Governance Committee is responsible for considering nominees for trustees at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at Dryden

Municipal Bond Fund, P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Fund’s investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Fund’s outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Trustees

Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Bond Fund, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that director at Dryden Municipal Bond Fund, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

Item 10 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Assistant Secretary

Date December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date December 21, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 21, 2004

*	Print the name and title of each signing officer under his or her signature.